CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Share capital [Member]	Reserves [Member]	Deficit [Member]	Total
Balance opening at Dec. 31, 2020	$ 98,130,183	$ 11,233,630	$ (34,978,936)	$ 74,384,877
Balance opening (shares) at Dec. 31, 2020	39,739,047
Shares issued in ATM, net of issue costs	$ 26,660,317			$ 26,660,317
Shares issued in ATM, net of issue costs (in shares)	3,148,765			3,148,765
Issuance of committed shares	$ 4,111,181	(4,111,181)
Issuance of committed shares (shares)	401,875			401,875
Conversion on loan payable	$ 4,141,329	(697,663)		$ 3,443,666
Conversion on loan payable (shares)	505,050
Allocation of conversion feature net of taxes		882,940		882,940
Exercise of stock options	$ 497,798	(216,086)		281,712
Exercise of stock options (shares)	200,832
Shares issued on vesting of restricted share units	$ 364,976	(364,976)
Shares issued on vesting of restricted share unit (shares)	40,000
Share-based payments - stock options		2,952,843		2,952,843
Share-based payments - restricted share units		2,371,425		2,371,425
Loss for the period			(10,426,357)	(10,426,357)
Balance ending at Dec. 31, 2021	$ 133,905,784	12,050,932	(45,405,293)	$ 100,551,423
Balance ending (shares) at Dec. 31, 2021	44,035,569			44,035,569
Shares issued in ATM, net of issue costs	$ 4,075,520			$ 4,075,520
Shares issued in ATM, net of issue costs (in shares)	752,296			752,296
Acquisition of royalty and other interests	$ 21,632,211			$ 21,632,211
Acquisition of royalty and other interests (shares)	4,168,056			4,168,056
Exercise of stock options	$ 856,594	(506,825)		$ 349,769
Exercise of stock options (shares)	380,456
Shares issued on vesting of restricted share units	$ 1,225,998	(1,225,998)
Shares issued on vesting of restricted share unit (shares)	131,500
Share-based payments - stock options		1,524,260		1,524,260
Share-based payments - restricted share units		1,356,310		1,356,310
Loss for the period			(10,928,334)	(10,928,334)
Balance ending at Dec. 31, 2022	$ 161,696,107	$ 13,198,679	$ (56,333,627)	$ 118,561,159
Balance ending (shares) at Dec. 31, 2022	49,467,877			49,467,877